Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Stockholders' Deficit [Abstract]
STOCKHOLDERS' DEFICIT

NOTE 9: STOCKHOLDERS’ DEFICIT

Preferred stock

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of March 31, 2026 and December 31, 2025, the Company had 0 shares of preferred stock issued and outstanding.

Series A Convertible Preferred Stock:

On June 2, 2015, the Company designated 500,000 as Series A Convertible Preferred Stock (“Series A preferred”) at $0.0001 par value. Each Series A preferred share i) shall rank senior in regard to dividend rights, rights of redemption and liquidation to all classes of common stock and any class or series of capital stock of the Company hereafter creates, ii) receive dividends if and when declared by the Company’s board of directors, iii) each share of Series A preferred convertible into 0.386 shares of common and iv) each share of Series A preferred stock is entitled to 8,000 votes for each share of common stock into which Series A preferred could then be converted.

There were no Series A Convertible Preferred Stock transactions during the three months ended March 31, 2026 and 2025. At March 31, 2026 and December 31, 2025, there are no shares of Series A Convertible Preferred Stock outstanding.

Series AA Convertible Preferred Stock:

On December 17, 2020, the Company designated 3,000,000 shares of Series AA Convertible Preferred stock (the “Series AA Preferred”), par value $0.0001, with a stated value of $1.00 per share. Each share of the Series AA Preferred is convertible to common stock at a rate of $0.40 per share, and will have voting rights on an as-converted basis. There are no provisions for coupons or any conversion terms into any form of debt or repayment in cash and therefore these series AA convertible preferred stock is classified as equity accounts.

There were no Series AA Convertible Preferred Stock transactions during the three months ended March 31, 2026 and 2025. At March 31, 2026 and December 31, 2025, there were no shares of Series AA Convertible Preferred Stock outstanding.

Series AAA Convertible Preferred Stock:

On March 31, 2021, the Company designated 70,000 shares of Series AAA Convertible Preferred Stock (the “Series AAA Preferred”), par value $0.0001, with a stated value of $1.00 per share. Each share of the Series AAA Preferred is convertible into ten shares of common stock and will have voting rights on an as-converted basis. There are no provisions for coupons or any conversion terms into any form of debt or repayment in cash and therefore the series AAA convertible preferred stock is classified as equity.

There were no Series AAA Convertible Preferred Stock transactions during the three months ended March 31, 2026 and 2025. At March 31, 2026 and December 31, 2025, there were no shares of Series AAA Convertible Preferred Stock outstanding.

Series AAAA Convertible Preferred Stock:

On September 30, 2021, the Company designated 500,000 shares of Series AAAA Convertible Preferred Stock (the “Series AAAA Preferred”), par value $0.0001, with a stated value of $1.00 per share. On May 24, 2022, the Company designated an additional 500,000 shares of Series AAA Preferred. Each share of the Series AAAA Preferred is convertible into two shares of common stock, and will have voting rights on an as-converted basis. On May 24, 2022, the Company increased the number of shares designated as Series AAAA Preferred to 1,000,000. Thereafter, the Company further increased the number of shares designated as Series AAAA Preferred bringing the total to 1,005,300. There are no provisions for coupons or any conversion terms into any form of debt or repayment in cash and therefore the series AAAA convertible preferred stock is classified as equity.

There were no Series AAAA Convertible Preferred Stock transactions during the three months ended March 31, 2026 and 2025. At March 31, 2026 and December 31, 2025, there were no shares of Series AAAA Convertible Preferred Stock outstanding.

Common Stock

The Company has authorized 250,000,000 shares of common stock, with a par value of $0.0001 per share. As of March 31, 2026 and December 31, 2025, the Company had 61,850,743 and 56,900,743 shares of common stock issued and outstanding, respectively.

Common stock transactions during the three months ended March 31, 2026

The Company issued 4,200,000 shares of common stock, at a price of $2.00 per share, as partial payment for the acquisition of TRINITY Group Construction, Inc. (“TRINITY”). See Note 12.

The Company received $1,443,750 from the sale of 721,875 shares of common stock at a price of $2.00 per share.

The Company issued 28,125 shares of common stock at a price of $2.00 per share to Directors for the conversion of accrued director’s fees in the amount of $56,250. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

Common stock transactions during the three months ended March 31, 2025

The Company received $60,000 from the sale of 60,000 shares of common stock and warrants to purchase an additional 60,000 shares of common stock at an exercise price of $1.00 per share.

Common Stock to be Issued

For the three months ended March 31, 2026

None.

For the three months ended March 31, 2025

The Company has committed to issue 710,220 shares at a price of $0.50 per share for the cashless conversion of 1,775,550 warrants. There was no gain or loss recorded on this transaction as the conversion occurred pursuant to the terms of the warrants.

The Company has committed to issue 700,000 shares of common stock at a price of $0.10 per share for the conversion of Series AAA Preferred Stock. There was no gain or loss recorded on this transaction as the conversion occurred pursuant to the terms of the Series AAA Preferred.

The Company has committed to issue 1,183,700 shares of common stock at a price of $0.50 per share for the conversion of 591,850 shares of Series AAAA Preferred Stock. There was no gain or loss recorded on this transaction as the conversion occurred pursuant to the terms of the Series AAAA Preferred.

The Company has committed to issue 63,630 shares of common stock at a price of $1.00 per share to a related party as compensation. There was no gain or loss recorded on this transaction as the transaction was recorded at the market price of the common stock.

Options

Option activity for the three months ended March 31, 2026

The Company issued 111,000 options to purchase common shares of the Company with an exercise price of $1.00 and a fair value of $171,916. The options vest 1/3 on April 1, 2027, 1/3 on April 1, 2028, and 1/3 on April 1, 2029 and carry an expiration date of April 1, 2032. There was no charge to operations for these options during the three months ended March 31, 2026 because they were issued on March 31, 2026. These options were valued utilizing the Black-Scholes valuation model with the following assumptions:

March 31,
2026
Volatility	185.11%
Dividends	0%
Risk-free interest rate	3.92%
Term (years)	3.00

Option activity for the three months ended March 31, 2025

None.

The following table summarizes the warrants outstanding and the related prices for the warrants to purchase shares of the Company’s common stock issued by the Company as of March 31, 2026:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	options	contractual	outstanding	options	exercisable
prices	outstanding	life (years)	options	exercisable	options
$1.00	111,000	6.00	$1.00	-	$-
	111,000	6.00	$1.00	-	-

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price

Options outstanding at December 31, 2025	-	$-

Issued	111,000	1.00
Exercised	-	-
Cancelled/Expired	-	-
Options outstanding at March 31, 2026	111,000	$1.00

Warrants

Warrant activity for the three months ended March 31, 2026

None.

Warrant activity for the three months ended March 31, 2025

During the three months ended March 31, 2025, the Company issued 60,000 warrants to purchase common shares of the Company at $1.00 per share. The warrants vested upon issuance and carried an expiration date of December 31, 2025. The warrants were exercised for cash proceeds of $60,000.

The following table summarizes the warrants outstanding and the related prices for the warrants to purchase shares of the Company’s common stock issued by the Company as of March 31, 2026:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$1.05	15,000	1.25	$1.05	15,000	$1.05
	15,000	1.25	$1.05	15,000	1.05

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price

Warrants outstanding at December 31, 2025	15,000	$1.05

Issued	-	-
Exercised	-	-
Cancelled/Expired	-	-
Warrants outstanding at March 31, 2026	15,000	$1.05

Incentive Stock Plan

On February 18, 2021, the Company’s board of directors approved an incentive stock plan (the “2021 Incentive Stock Plan”) in order to provide additional incentive to employees, directors, and consultants. The 2021 Incentive Stock Plan permits the grant of Incentive Stock Options, Non-statutory Stock Options, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, Performance Units and Performance Shares. The maximum number of aggregate shares available for issuance under the 2021 Incentive Stock Plan is 4,000,000. At March 31, 2026 and December 31, 2025, 111,000 and 0 options have been issued pursuant to the 2021 Incentive Stock Plan. The options have an exercise price of $1.00 per share and vest at a rate of 1/3 at the end of each year, beginning April 1, 2027, for three years and have an expiration date of April 1, 2032, or upon the employee’s termination.

NOTE 10: STOCKHOLDERS’ DEFICIT

Preferred stock

The Company has authorized 10,000,000 shares of preferred stock, with a par value of $0.0001 per share. As of December 31, 2025 and 2024, the Company had 0 shares of preferred stock issued and outstanding.

Series A Convertible Preferred Stock:

On June 2, 2015, the Company designated 500,000 as Series A Convertible Preferred Stock (“Series A preferred”) at $0.0001 par value. Each Series A preferred share i) shall rank senior in regard to dividend rights, rights of redemption and liquidation to all classes of common stock and any class or series of capital stock of the Company hereafter creates, ii) receive dividends if and when declared by the Company’s board of directors, iii) each share of Series A preferred convertible into 0.386 shares of common and iv) each share of Series A preferred stock is entitled to 8,000 votes for each share of common stock into which Series A preferred could then be converted.

Series A Convertible Preferred Stock transactions during the year ended December 31, 2025

None.

Series A Convertible Preferred Stock transactions during the year ended December 31, 2024

None.

At December 31, 2025 and 2024, there are no shares of Series A Convertible Preferred Stock outstanding.

Series AA Convertible Preferred Stock:

On December 17, 2020, the Company designated 3,000,000 shares of Series AA Convertible Preferred stock (the “Series AA Preferred”), par value $0.0001, with a stated value of $1.00 per share. Each share of the Series AA Preferred is convertible to common stock at a rate of $0.40 per share, and will have voting rights on an as-converted basis. There are no provisions for coupons or any conversion terms into any form of debt or repayment in cash and therefore these series AA convertible preferred stock is classified as equity accounts.

Series AA Convertible Preferred Stock transactions during the year ended December 31, 2025

None.

Series AA Convertible Preferred Stock transactions during the year ended December 31, 2024

None.

At December 31, 2025 and 2024, there were no shares of Series AA Convertible Preferred Stock outstanding.

Series AAA Convertible Preferred Stock:

On March 31, 2021, the Company designated 70,000 shares of Series AAA Convertible Preferred Stock (the “Series AAA Preferred”), par value $0.0001, with a stated value of $1.00 per share. Each share of the Series AAA Preferred is convertible into ten shares of common stock and will have voting rights on an as-converted basis. There are no provisions for coupons or any conversion terms into any form of debt or repayment in cash and therefore the series AAA convertible preferred stock is classified as equity.

Series AAA Convertible Preferred Stock transactions during the year ended December 31, 2025

None.

Series AAA Convertible Preferred Stock transactions during the year ended December 31, 2024

None.

At December 31, 2025 and 2024, there were 0 shares of Series AAA Convertible Preferred Stock outstanding.

Series AAAA Convertible Preferred Stock:

On September 30, 2021, the Company designated 500,000 shares of Series AAAA Convertible Preferred Stock (the “Series AAAA Preferred”), par value $0.0001, with a stated value of $1.00 per share. On May 24, 2022, the Company designated an additional 500,000 shares of Series AAA Preferred. Each share of the Series AAAA Preferred is convertible into two shares of common stock, and will have voting rights on an as-converted basis. On May 24, 2022, the Company increased the number of shares designated as Series AAAA Preferred to 1,000,000. Thereafter, the Company further increased the number of shares designated as Series AAAA Preferred bringing the total to 1,005,300. There are no provisions for coupons or any conversion terms into any form of debt or repayment in cash and therefore the series AAAA convertible preferred stock is classified as equity.

Series AAAA Convertible Preferred Stock transactions during the year ended December 31, 2025

None.

Series AAAA Convertible Preferred Stock transactions during the year ended December 31, 2024

None.

At December 31, 2025 and 2024, there were 0 shares of Series AAAA Convertible Preferred Stock outstanding.

Common Stock

The Company has authorized 250,000,000 shares of common stock, with a par value of $0.0001 per share. As of December 31, 2025 and 2024, the Company had 56,900,743 and 51,538,193 shares of common stock issued and outstanding, respectively.

Common stock transactions during the year ended December 31, 2025

The Company received $250,000 from the sale of 250,000 shares of common stock and warrants to purchase an additional 250,000 shares of common stock at an exercise price of $1.00 per share.

The Company issued 500,000 shares of common stock for gross proceeds of $500,000.

The Company issued 150,000 shares of common stock at a price of $1.00 per share to Directors for the conversion of accrued director’s fees in the amount of $150,000. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

The Company issued 250,000 shares of common stock at a price of $1.00 per share to a related party for the conversion of a note payable in the amount of $250,000. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

The Company issued 180,000 shares of common stock at a price of $1.00 per share to Officers for the conversion of accrued salary in the amount of $180,000. There was no gain or loss recorded on this transaction as the conversion occurred at the market price at the time of the conversion.

The Company issued 250,000 shares of common stock at a price of $1.00 per share for the exercise of warrants at a price of $1.00 per share. There was no gain or loss recorded on this transaction as the conversion occurred at the exercise price established in the warrant agreement.

The Company issued 1,125,000 shares of common stock with a fair value of $1,125,000 to its President as compensation for services. The Company charged the amount of $1,125,000 to stock based compensation.

The Company issued 2,657,550 shares of common stock to a board member from common stock to be issued. The par value of these shares in the amount of $265 was transferred from common stock to be issued to common stock. There was no gain or loss on this transaction as the value of the shares had been recorded when originally charged to common stock to be issued.

Common stock transactions during the year ended December 31, 2024

The Company sold 600,000 shares of common stock at a price of $1.00 per share.

Common Stock to be Issued

Common stock to be issued transactions during the year ended December 31, 2025

The Company issued 2,657,550 shares of common stock to a board member from common stock to be issued. The par value of these shares in the amount of $265 was transferred from common stock to be issued to common stock. There was no gain or loss on this transaction as the value of the shares had been recorded when originally charged to common stock to be issued.

Common stock to be issued transactions during the year ended December 31, 2024

None.

Warrants

During the years ended December 31, 2025 and 2024, a total of $139,173 and $139,173, respectively, was charged to operations for the amortization of warrants.

Warrant activity for the year ended December 31, 2025

The Company issued 250,000 warrants to purchase common shares of the Company at $1.00 per share in connection with the sale of $250,000 of common stock. The warrants vested upon issuance and carry an expiration date of December 31, 2025.

Investors exercised 250,000 warrants at a price of $1.00 per share for the issuance of 250,000 shares of common stock. The Company received gross proceeds in the amount of $250,000.

1,125,000 warrants with an exercise price of $0.40 per share expired.

Warrant Activity for the Year Ended December 31, 2024

None.

The following table summarizes the warrants outstanding and the related prices for the warrants to purchase shares of the Company’s common stock issued by the Company as of December 31, 2025:

			Weighted		Weighted
		Weighted	average		average
		average	exercise		exercise
Range of	Number of	remaining	price of	Number of	price of
exercise	warrants	contractual	outstanding	warrants	exercisable
prices	outstanding	life (years)	warrants	exercisable	warrants
$1.05	15,000	1.50	$1.05	15,000	$1.05
	15,000	1.50	$1.05	15,000	1.05

Transactions involving warrants are summarized as follows:

	Number of Shares	Weighted Average Exercise Price

Warrants outstanding at December 31, 2024	1,140,000	$0.41
Issued	250,000	1.00
Exercised	(250,000)	1.00
Cancelled/Expired	(1,125,000)	0.40
Warrants outstanding at December 31, 2025	15,000	$1.05

Incentive Stock Plan

On February 18, 2021, the Company’s board of directors approved an incentive stock plan (the “2021 Incentive Stock Plan”) in order to provide additional incentive to employees, directors, and consultants. The 2021 Incentive Stock Plan permits the grant of Incentive Stock Options, Non-statutory Stock Options, Restricted Stock, Restricted Stock Units, Stock Appreciation Rights, Performance Units and Performance Shares. The maximum number of aggregate shares available for issuance under the 2021 Incentive Stock Plan is 4,000,000. At December 31, 2025 and 2024, no shares have been issued pursuant to the 2021 Incentive Stock Plan. However, the Company intends to issue 72,000 options to employees to purchase common stock of the Company at $1.00 per share. The Company intends for the options to vest at a rate of 1/3 at the end of each year for three years and have an expiration date of September 30, 2028, or upon the employee’s termination.